Pension Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Pension Plan
12. PENSION PLAN
SMI Taiwan, the Company’s largest operating company, is a Taiwan registered company and subject to Taiwan’s Labor Pension Act (the “New Act”), which became effective on July 1, 2005, and the pension mechanism under the New Act is deemed a defined contribution plan. The employees who were subject to the Labor Standards Law prior to July 1, 2005 (the “Old Act”) could choose to be subject to the pension mechanism under the New Act or continue to be subject to the pension mechanism under the Old Act. For those employees who were subject to the Old Act and still work for the Company after July 1, 2005 and have chosen to be subject to the Old Act, their seniority as of July 1, 2005 were maintained. The New Act prescribes that the rate of contribution by an employer to employees’ pension accounts per month will not be less than
6% of each employee’s monthly salary. According to the
 New
Act, SMI Taiwan made monthly contributions and recognized pension costs of US$2,109 thousand, US$2,652 thousand and US$3,317 thousand for the years ended December 31, 2020, 2021 and 2022, respectively
.

The Company provides a defined benefit plan to the employees of SMI Taiwan under the Old Act that offers benefits based on an employee’s length of service and average monthly salary for the six-month
period prior to retirement. The Company contributes an amount equal to 2% of salaries paid each month to a pension funds (the “Funds”), which is administered by the Labor Pension Fund Supervisory Committee established by the government (the “Committee”) and deposited in the Committee’s name in the Bank of Taiwan. Before the end of each year, the Company assesses the balance in the Funds. If the amount of the balance in the Funds is inadequate to pay retirement benefit for employees who conform to retirement requirements in the next year, the Company is required to fund the difference in one appropriation that should be made before the end of March of the next year. The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Old Act. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of December 31, 2021 and 2022, the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Old Act, the rate of return on assets shall not be less than the average interest rate on a two-year
time deposit published by the local banks. The government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not fully available to the Company. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets. Future contributions will be based on 2% of the employees’ annual salaries. As the benefits obligation has been fully funded, the Company contribution will be nil for the year ending December 31, 2023, which had been approved by the government on February 16, 2023.
For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations. Determining the cost associated with such benefits is dependent on various actuarial assumptions, including discount rate, expected return on plan assets, compensation increase, employee mortality and turnover rates. The Company reviewed its actuarial assumptions at the measurement date on December 31 every year. The effect of modifications to assumptions is recorded in accumulated other comprehensive loss and amortized to net periodic cost over future periods using the corridor method. The Company believes that assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. Independent actuaries perform the required calculations to determine expense in accordance with U.S. GAAP. Actual results may differ from the actuarial assumptions and are generally accumulated and amortized into earnings over future periods. The net periodic costs are recognized as employees render services necessary to earn the benefits.

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2020	2021	2022
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	1,754	1,716	1,803
Service cost	5	35	13
Interest cost	5	20	14
Actuarial loss (gain)	(8)	142	(205)
Benefits paid	(40)	(110)	(1,236)
Settlement	—	—	(145)

Projected benefit obligation at end of year	1,716	1,803	244

Change in plan assets
Fair value of plan assets at beginning of year	1,487	1,551	1,639
Actual return on plan assets	49	48	120
Employer contributions	49	70	50
Benefits paid	(34)	(30)	(1,257)

Fair value of plan assets at end of year	1,551	1,639	552

Funded status recognized as an other liabilities	(165)	(164)	308

Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Net loss	754	718	1,322

Total recognized in accumulated other comprehensive income	754	718	1,322

The accumulated benefit obligation for all defined benefit pension plans was US$1,008 thousand, US$1,085 thousand and US$162 thousand at December 31, 2020, 2021 and 2022, respectively.
The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Service cost	5	35	13
Interest cost	5	20	14
Projected return on plan assets	(29)	(33)	(30)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	37	34	35
Curtailment or settlement loss	—	—	156

Net periodic benefit cost	18	56	188

Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2020	2021	2022
	US$	US$	US$
Recognize the decrease in net gain (loss)	61	(36)	604

Total recognized in other comprehensive loss (income)	61	(36)	604

The estimated net gain for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is US$24 thousand.
Expected benefit payments:

US$
2023	3
2024	17
2025	5
2026	5
2027	5
2028 and thereafter	106
The actuarial assumptions to determine the benefit obligations are as follows:

	2020	2021	2022
Weighted-average assumptions used to determine benefit obligations:
Discount rate	0.50%	0.75%	1.75%
Rate of compensation increase	4.00%	4.00%	4.50%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	0.50%	0.75%	1.75%
Expected long-term return on plan assets	2.00%	2.00%	3.00%
Rate of compensation increase	4.00%	4.00%	4.50%